Artisan Floating Rate Fund Investment Objectives and Goals - Artisan Floating Rate Fund	Sep. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Artisan Floating Rate FundInvestor: ARTUX |  Advisor: APDUX |  Institutional: APHUX
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks to provide total return through a combination of current income and long-term capital appreciation.